Note 12 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	As of:
	March 31,		March 31,
	2023		2022
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value

Long-term debt, including current portion	$442,695	$436,293	$113,624	$108,608